Marketable securities	12 Months Ended
Dec. 31, 2025
Marketable Securities
Marketable securities

5.	Marketable securities

Comprise financial assets measured at fair value through profit or loss.

	2025	2024

FUNCINE(i)	26,339	15,241
Fundo Soberano(ii)	1,518	2,404
FIC: (iii)
Government bonds(a)	1,609,536	1,716,706
CDB(b)	3,583	18,897
Financial bills(c)	343,824	394,343
Other (d)	315,855	302,091
	2,300,655	2,449,682

Current portion	(2,274,316)	(2,434,441)
Non-current portion	26,339	15,241

i)	Since 2017, the Company, with the aim of supporting the National Film Industry Financing Fund, as well as using tax deductibility benefit for income tax purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average return for the year ended December 31, 2025, was 0.17% (1.47% in 2024).

(ii)	Fundo Soberano is composed only of federal government bonds. The average return of FICs in the year ended December 31, 2025, was 99.30% of the variation of the Interbank Deposit Certificate - CDI (99.20% in 2024).

(iii)	The Company invests in exclusive FICs (Quota Investment Fund). Funds are mostly comprised by federal government bonds and papers from financial institutions rated as AAA (highest quality). The average return of FICs in the year ended December 31, 2025, was 101.99% of the variation of the Interbank Deposit Certificate - CDI (105.14% in 2024).

(a)	Government bonds are fixed income financial instruments issued by the National Treasury to finance the activities the Brazilian Federal Government.

(b)	CDB operations are issued by the banks with the commitment to buy them back based on predetermined taxes.

(c)	Financial bills are fixed income investments issued by financial institutions.

(d)	Represented by: Debentures, FIDC (Credit Rights Investment Funds), commercial notes, promissory notes and bank credit notes.